Schedule of investments
Macquarie VIP Limited-Term Bond Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	165,973	$ 159,472
GNMA Series 2012-39 PA 2.00% 3/16/42	192,249	178,343
Total Agency Collateralized Mortgage Obligations (cost $359,623)		337,815

Agency Commercial Mortgage-Backed Securities — 4.08%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.539% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	584,519
Series 2017-K729 B 144A 3.786% 11/25/49 #, •	1,900,000	1,889,895
Series 2017-KF33 B 144A 8.011% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	414,873	391,947
Series 2017-KF40 B 144A 8.161% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,432	456,183
Series 2018-K732 B 144A 4.194% 5/25/25 #, •	225,000	223,093
Series 2018-KF47 B 144A 7.461% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	423,985	419,496
Series 2019-KF60 B 144A 7.811% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	791,058	772,334
Series 2019-KF61 B 144A 7.661% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	336,600	305,965
Series 2019-KF68 B 144A 7.661% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	458,374	442,635
Series 2019-KF69 B 144A 7.761% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	404,542	379,193
Series 2019-KF70 B 144A 7.761% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	253,362
Series 2019-KF73 B 144A 7.911% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	717,939	674,373
Series 2020-KF74 B 144A 7.611% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	161,351
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-KF75 B 144A 7.711% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	332,223	$ 306,595
Total Agency Commercial Mortgage-Backed Securities (cost $7,510,795)		7,260,941

Agency Mortgage-Backed Securities — 3.14%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,382,447	1,401,636
6.00% 6/1/53	849,280	869,633
Freddie Mac S.F. 20 yr
4.50% 8/1/30	140,789	141,728
5.50% 7/1/43	618,516	634,723
Freddie Mac S.F. 30 yr
4.50% 10/1/52	969,020	952,564
5.00% 6/1/53	670,806	670,793

GNMA II S.F. 30 yr 5.00% 9/20/52	910,735	913,606
Total Agency Mortgage-Backed Securities (cost $5,403,185)		5,584,683

Collateralized Debt Obligations — 5.08%
Bethpage Park CLO Series 2021-1A A 144A 6.693% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	600,627
BlueMountain CLO XXX Series 2020-30A AR 144A 6.671% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	999,713
Galaxy XXI CLO Series 2015-21A AR 144A 6.564% (TSFR03M + 1.28%) 4/20/31 #, •	1,033,307	1,034,893
KKR CLO 41 Series 2022-41A A1 144A 6.631% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,003,712
Regatta XIX Funding Series 2022-1A A1 144A 6.602% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	2,000,136
Sound Point CLO XXV Series 2019-4A A1R 144A 6.565% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	2,002,080
NQ- IV082 [0924] 1124 (4017355)    1

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 6.693% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	$ 414,093
Total Collateralized Debt Obligations (cost $9,038,445)		9,055,254

Corporate Bonds — 37.83%
Banking — 10.42%
Bank of America
4.00% 1/22/25	1,000,000	997,049
5.819% 9/15/29 μ	340,000	357,907

Bank of Montreal 7.70% 5/26/84 μ	225,000	238,001
Bank of New York Mellon 5.802% 10/25/28 μ	573,000	600,774
Barclays 7.385% 11/2/28 μ	315,000	340,291
Citibank
5.438% 4/30/26	250,000	254,955
5.488% 12/4/26	250,000	257,286
Citigroup
2.014% 1/25/26 μ	1,275,000	1,262,256
3.07% 2/24/28 μ	215,000	208,993

Citizens Bank 6.064% 10/24/25 μ	525,000	525,001
Credit Agricole 144A 5.301% 7/12/28 #	250,000	258,668
Deutsche Bank
6.72% 1/18/29 μ	424,000	448,960
6.819% 11/20/29 μ	446,000	480,208
7.146% 7/13/27 μ	245,000	255,083

Fifth Third Bank 5.852% 10/27/25 μ	875,000	875,312
Goldman Sachs Group
4.25% 10/21/25	750,000	747,408
5.727% 4/25/30 μ	150,000	157,676
5.736% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,300,751
JPMorgan Chase & Co.
4.08% 4/26/26 μ	2,245,000	2,234,191
5.012% 1/23/30 μ	175,000	179,519
5.571% 4/22/28 μ	195,000	201,085

KeyBank 5.85% 11/15/27	130,000	134,827
KeyCorp 6.277% (SOFR03M + 1.25%) 5/23/25 •	730,000	731,197
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	209,652
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.138% 10/16/26 μ	1,595,000	$ 1,620,429
6.296% 10/18/28 μ	425,000	449,413
6.407% 11/1/29 μ	73,000	78,463

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	257,921
PNC Financial Services Group
5.30% 1/21/28 μ	235,000	240,518
5.671% 10/28/25 μ	670,000	669,987

Popular 7.25% 3/13/28	215,000	227,186
State Street 4.993% 3/18/27	220,000	225,230
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	202,881
US Bancorp
2.375% 7/22/26	844,000	821,540
5.384% 1/23/30 μ	70,000	72,712
6.787% 10/26/27 μ	165,000	173,299

Wells Fargo Bank 5.254% 12/11/26	250,000	256,332
		18,552,961
Basic Industry — 0.60%
Newmont 5.30% 3/15/26	595,000	603,075
Novelis 144A 3.25% 11/15/26 #	480,000	463,617
		1,066,692
Brokerage — 0.41%
Jefferies Financial Group 5.875% 7/21/28	695,000	725,212
		725,212
Capital Goods — 4.05%
Amphenol 5.05% 4/5/27	100,000	102,389
Boeing 2.196% 2/4/26	1,525,000	1,469,131
Lennox International 1.35% 8/1/25	1,255,000	1,219,291
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,560,000	1,613,707
Republic Services 0.875% 11/15/25	1,800,000	1,732,674
Waste Management 0.75% 11/15/25	1,120,000	1,077,920
		7,215,112
Communications — 3.65%
American Tower 5.20% 2/15/29	145,000	149,807
AT&T
1.70% 3/25/26	1,350,000	1,300,066
2.95% 7/15/26	270,000	264,454

Charter Communications Operating 6.15% 11/10/26	1,485,000	1,526,720
Connect Finco 144A 6.75% 10/1/26 #	455,000	455,000

2    NQ- IV082 [0924] 1124 (4017355)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	$ 942,618
Meta Platforms 4.30% 8/15/29	115,000	116,800
Rogers Communications 5.00% 2/15/29	475,000	484,876
Sirius XM Radio 144A 5.00% 8/1/27 #	460,000	452,870
T-Mobile USA 3.75% 4/15/27	815,000	805,341
		6,498,552
Consumer Cyclical — 1.14%
Ford Motor Credit
3.375% 11/13/25	780,000	765,361
5.80% 3/8/29	200,000	203,364
6.798% 11/7/28	200,000	211,238
6.80% 5/12/28	200,000	209,620

Home Depot 4.875% 6/25/27	75,000	76,963
Hyundai Capital America 144A 5.275% 6/24/27 #	105,000	107,388
Prime Security Services Borrower
144A 3.375% 8/31/27 #	295,000	280,572
144A 5.75% 4/15/26 #	180,000	180,970
		2,035,476
Consumer Non-Cyclical — 2.02%
AbbVie
2.60% 11/21/24	985,000	981,672
4.80% 3/15/29	645,000	663,986

Amgen 5.15% 3/2/28	730,000	751,905
Bunge Limited Finance 4.20% 9/17/29	225,000	224,492
McCormick & Co. 0.90% 2/15/26	1,025,000	979,409
		3,601,464
Electric — 3.10%
AEP Texas 5.45% 5/15/29	170,000	177,393
DTE Energy 5.10% 3/1/29	195,000	200,879
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,146,929
Edison International 3.55% 11/15/24	1,565,000	1,561,256
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,335,875
4.80% 3/15/28	420,000	429,602

Pacific Gas & Electric 5.55% 5/15/29	120,000	124,700
PacifiCorp
5.10% 2/15/29	50,000	51,680
5.45% 2/15/34	85,000	88,379

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	411,000	$ 410,460
		5,527,153
Energy — 3.30%
Diamondback Energy 5.20% 4/18/27	95,000	96,979
Enbridge 2.50% 2/14/25	820,000	812,486
Energy Transfer 5.55% 2/15/28	1,295,000	1,339,527
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	841,800	806,065
Kinder Morgan
5.00% 2/1/29	75,000	76,635
5.10% 8/1/29	235,000	241,223
Occidental Petroleum
5.20% 8/1/29	110,000	111,908
5.875% 9/1/25	1,690,000	1,698,573

Targa Resources Partners 5.00% 1/15/28	695,000	695,395
		5,878,791
Finance Companies — 1.44%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	335,457
5.10% 1/19/29	1,965,000	2,009,174

Aviation Capital Group 144A 5.375% 7/15/29 #	185,000	189,072
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	27,000	27,168
		2,560,871
Insurance — 2.28%
Aon North America 5.125% 3/1/27	170,000	173,957
Elevance Health 5.15% 6/15/29	70,000	72,653
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	683,854
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,298,434
UnitedHealth Group
4.25% 1/15/29	1,615,000	1,629,332
4.90% 4/15/31	200,000	206,963
		4,065,193
Natural Gas — 0.24%
Engie
144A 5.25% 4/10/29 #	200,000	207,050
144A 5.625% 4/10/34 #	200,000	210,269
		417,319

NQ- IV082 [0924] 1124 (4017355)    3

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 2.65%
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	$ 1,114,641
144A 2.836% 1/15/50 #	1,621,000	1,609,357
144A 3.869% 10/15/49 #, φ	2,000,000	1,998,617
		4,722,615
Technology — 2.53%
Baidu 1.72% 4/9/26	379,000	364,510
Broadcom 5.05% 7/12/29	170,000	175,181
Oracle
4.20% 9/27/29	115,000	114,844
5.80% 11/10/25	1,040,000	1,056,594

Roper Technologies 1.00% 9/15/25	1,400,000	1,355,747
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,430,594
		4,497,470
Total Corporate Bonds (cost $67,205,952)		67,364,881

Non-Agency Asset-Backed Securities — 17.86%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,500,000	1,519,157
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	954,096	956,113
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	248,941	248,606
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,367,959	1,398,236

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	806,104
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,305,948
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,042,197
Series 2024-B A3 5.10% 4/15/29	1,900,000	1,941,144

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,844,018
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	2,000,000	2,020,038
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 6.492% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,269,712
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	$ 1,023,631

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	389,400	389,646
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	883,413	883,684
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	1,008,110
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	505,149

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.242% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,307,533
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,019,225
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	2,000,000	2,032,541
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	1,011,143
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,022,487
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	1,500,000	1,484,896
Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,027,933

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,017,059
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.975% (SOFR + 0.63%) 3/22/27 •	1,710,265	1,712,328
Total Non-Agency Asset-Backed Securities (cost $31,430,566)		31,796,638

Non-Agency Collateralized Mortgage Obligations — 2.78%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,516,414	1,551,492
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,531,858	1,567,519
Radnor Re Series 2024-1 M1A 144A 7.496% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	250,000	250,367

4    NQ- IV082 [0924] 1124 (4017355)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,544,347	$ 1,574,167
Total Non-Agency Collateralized Mortgage Obligations (cost $4,842,566)		4,943,545

US Treasury Obligations — 27.35%
US Treasury Floating Rate Note 4.734% (USBMMY3M + 0.18%) 7/31/26 •	5,440,000	5,433,815
US Treasury Notes
2.125% 11/30/24	2,915,000	2,902,423
3.75% 8/15/27	7,165,000	7,199,985
4.00% 8/31/26	385,000	385,586
4.375% 7/31/26	9,505,000	9,620,471
4.375% 7/15/27	4,975,000	5,079,747
4.625% 6/30/26	5,060,000	5,138,371
4.875% 4/30/26	12,720,000	12,939,122
Total US Treasury Obligations (cost $48,218,698)		48,699,520

Total Value of Securities—98.31% (cost $174,009,830)		175,043,277
Receivables and Other Assets Net of Liabilities—1.69%★		3,014,809
Net Assets Applicable to 37,922,469 Shares Outstanding—100.00%		$178,058,086

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $50,133,703, which represents 28.16% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at September 30, 2024 through maturity date.
★	Includes $94,435 cash collateral held at broker for futures contracts as of September 30, 2024.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
43	US Treasury 2 yr Notes	$8,954,414	$8,936,039	12/31/24	$18,375	$—	$(16,125)
28	US Treasury 5 yr Notes	3,076,719	3,077,223	12/31/24	—	(504)	—
Total Futures Contracts			$12,013,262		$18,375	$(504)	$(16,125)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family

NQ- IV082 [0924] 1124 (4017355)    5

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
Summary of abbreviations: (continued)
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

6    NQ- IV082 [0924] 1124 (4017355)